Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in net income, tax benefit	$ 2,307	$ 586	$ 633